SHARE OPTIONS (Schedule of Fair Value of the Options Vesting Period) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of share options [Abstract]
Share-based payments - cost of sales	$ 12	$ 26	$ 34
Share-based payments - selling, general and administrative	780	732	1,335
Total - continuing operations	792	758	1,369
Share-based payments - discontinued operations
Total Share-based payments	$ 792	$ 758	$ 1,369